Fair value measurement (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Investment securities
Unrealized gain/(loss) of the investment securities	¥ 1,160		¥ (379)	¥ (4,304)
Accumulated Impairment of Measurement Alternative	7,119		5,132
Gain (loss) from changes in fair value of product	¥ 1,485		¥ 2,092	1,921
Investment, Type [Extensible Enumeration]	Wealth Management Product [Member]		Wealth Management Product [Member]
Description of impairment indicators	When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value.	When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value.
Impairment of long-lived assets	¥ 1,562	$ 214	¥ 2,025	0
Others, net
Investment securities
Gain (loss) from changes in fair value of product	2		(25)	(137)
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes	25,098		9,445
Fair value of held to maturity debt securities	6,866		4,476
Convertible Notes Payable Fair Value Disclosure	15,274
Significant Other Observable Inputs (Level 2) | Other Assets
Investment securities
Fair value of held to maturity debt securities	2,288		7,836
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments	2,968		2,856	¥ 504
Time deposits | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits	91,062		59,452
Other Assets, Fair Value Disclosure	¥ 54,176		¥ 67,426